Current maturities of long term loans (Schedule of Current Maturities of Long Term Loans) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Current maturities of long term loans	€ 4,138	€ 5,864
Interest rate	3.50%	3.50%
Consumer price index in Israel [Member]
Disclosure of detailed information about borrowings [line items]
Current maturities of long term loans	€ 1,669	€ 1,459
Linkage terms	Consumer price index in Israel
Interest rate	4.65%	4.65%
EURIBOR [Member]
Disclosure of detailed information about borrowings [line items]
Current maturities of long term loans	€ 2,469	€ 4,405
Linkage terms	EURIBOR
Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.60%	1.60%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.50%	3.50%